Right of use assets	6 Months Ended
Jun. 30, 2023
Right Of Use Assets
Right of use assets

12. Right of use assets:

There is no discount rate implicit in the Anguilla office operating lease agreement, so the Company estimated a 5% discount rate for the incremental borrowing rate for the lease as of the adoption date, January 1, 2020. There is no discount rate implicit in the license agreement, so the Company estimated a 12% discount rate for the incremental borrowing rate for the licenses as of the adoption date, January 1, 2019.

Effective April 1, 2019, we recognized lease assets and liabilities of $125,474, in relation to the Vancouver office. We estimated a discount rate of 4.12%.

We elected the package of practical expedients permitted under the transition guidance within Topic 842, which allowed us to carry forward prior conclusions about lease identification, classification and initial direct costs for leases entered into prior to adoption of Topic 842.

Additionally, we elected to not separate lease and non-lease components for all of our leases. For leases with a term of 12 months or less, our current offices, we elected the short-term lease exemption, which allowed us to not recognize right-of-use assets or lease liabilities for qualifying leases existing at transition and new leases we may enter into in the future, as there is significant uncertainty on whether the leases will be renewed.

The right-of-use assets are summarized as follows:

	June 30, 2023	December 31, 2022

Opening balance for the period	$36,529	$65,464
Amortization of operating lease right-of use assets	(16,185)	(28,935)
Closing balance for the period	$20,344	$36,529

The operating lease as at June 30, 2023, is summarized as follows:

As at June 30, 2023	Operating lease- Office lease

2023	$15,556
2024	7,778
Total lease payments	$23,334
Less: Interest	(513)
Present value of lease liabilities	$22,821

Amounts recognized on the balance sheet
Current lease liabilities	$22,821
Long-term lease liabilities	-

Total lease payments	$22,821

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2023 and 2022

(Unaudited)

12.	Right of use assets: (Continued)

	June 30, 2023	December 31, 2022

Opening balance for the period	$39,556	$74,067
Payments on operating lease liabilities	(16,735)	(34,511)
Closing balance for the period	22,821	39,556
Less: current portion	(22,821)	(32,116)
Operating lease liabilities – non-current portion as at end of period	$-	$7,440